Financial Instruments - Narrative (Details) (USD $)						3 Months Ended	1 Months Ended			6 Months Ended
	Jun. 30, 2014 LNG Inventory Derivatives [Member]	Dec. 31, 2013 LNG Inventory Derivatives [Member]	Jun. 30, 2014 LNG Inventory Derivatives [Member] Other Current Assets [Member]	Dec. 31, 2013 LNG Inventory Derivatives [Member] Other Current Assets [Member]	Dec. 31, 2012 LNG Inventory Derivatives [Member] Other Current Assets [Member]	Jun. 30, 2014 Term Gas Supply Derivatives [Member]	May 31, 2014 Interest Rate Contract [Member]	May 31, 2014 2013 Liquefaction Credit Facilities [Member]	Nov. 30, 2013 2013 Liquefaction Credit Facilities [Member]	Jun. 30, 2014 Minimum [Member] Term Gas Supply Derivatives [Member]	Jun. 30, 2014 Maximum [Member] Term Gas Supply Derivatives [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral deposited	$ 0	$ 0	$ 100,000	$ 200,000	$ 0	$ 0
Derivative, Term of Contract										1 year	7 years
Derivative loss						0	9,300,000
Derivative, Notional Amount, in MMBtu						1,887,000,000
Line of Credit Facility, Decrease								$ 2,100,000,000	$ 885,000,000